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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08365

Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semiannual filing for 3 of its series, Evergreen Core Bond Fund, Evergreen Strategic Core Bond Fund and Evergreen Select High Yield Bond Fund, for the year ended October 31, 2004. These 3 series have an April 30 fiscal year end.

Date of reporting period: October 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Core Bond Fund

Evergreen

CORE BOND FUND

Semiannual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Core Bond Fund, which covers the six-month period ended October 31, 2004.

Our fixed income portfolio teams entered the investment period with a major decision to make regarding the magnitude of potential changes in monetary policy. Since the Federal Reserve had kept its target for the benchmark federal funds rate at a 46-year low of 1% for more than nine months, most investors agreed that rates were headed higher. The key was by how much, and what impact that would have on the level of market interest rates. Considering that the federal funds rate was significantly below that of inflation, we determined that the Federal Reserve would be true to its word, and enact a "measured" removal of policy accommodation.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

LETTER TO SHAREHOLDERS continued

The bond market quickly sent investors a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation sent market yields dramatically higher last spring. In addition to the improvement in employment, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, other factors emerged to drive yields higher during the first part of the investment period. Indeed, interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably to the prospects of only slightly higher interest rates. Monetary policy officials were also making the rounds in speeches reiterating their intentions to remain "measured" in the removal of policy accommodation. In addition, economic data began to moderate. The pace of job growth slowed and the inflation fears of June had dissipated by September. Despite higher oil prices, inflation reports were becoming less threatening, suggesting that oil would ultimately prove a drag on growth, rather than ignite inflation.

Other factors served to reward a variety of fixed income categories in recent months. For example, the uncertain geopolitical environment and the weaker dollar resulted in higher domestic and international demand for the perceived safety of U.S. government bonds, and the yield on the 10-year Treasury hovered around 4% at the close of the third quarter, despite the likelihood of higher federal deficits. Mortgages also benefited from the reduced prepayment risk in their portfolios, and high yield bonds continued to attract attention given

LETTER TO SHAREHOLDERS continued

their income potential and the low default risk. Solid corporate balance sheets and earnings potential enabled many investment grade corporate bonds to also strengthen as the investment period progressed. Indeed, despite the rate hikes from the Federal Reserve, prices firmed for a variety of asset classes within the fixed income market during the latter half of the investment period.

In this environment, we continue to recommend diversified fixed income strategies for long-term investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/1997	10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

6-month return with
sales charge	-1.03%	-1.47%	2.53%	N/A	N/A	N/A

6-month return w/o
sales charge	3.89%	3.53%	3.53%	4.05%	3.92%	3.79%

Average annual
return*

1-year with sales
charge	0.14%	-0.59%	3.41%	N/A	N/A	N/A

1-year w/o sales
charge	5.14%	4.41%	4.41%	5.46%	5.19%	4.93%

5-year	6.31%	6.50%	6.81%	7.55%	7.28%	7.43%

10-year	7.22%	7.48%	7.48%	7.85%	7.67%	7.79%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I, IS, and are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund's predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/7/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund's predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Core Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of October 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,038.91	$ 3.85
Class B	$ 1,000.00	$ 1,035.27	$ 7.39
Class C	$ 1,000.00	$ 1,035.27	$ 7.44
Class I	$ 1,000.00	$ 1,040.47	$ 2.26
Class IS	$ 1,000.00	$ 1,039.17	$ 3.60
Class R	$ 1,000.00	$ 1,037.87	$ 4.88
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.42	$ 3.82
Class B	$ 1,000.00	$ 1,017.95	$ 7.32
Class C	$ 1,000.00	$ 1,017.90	$ 7.38
Class I	$ 1,000.00	$ 1,022.99	$ 2.24
Class IS	$ 1,000.00	$ 1,021.68	$ 3.57
Class R	$ 1,000.00	$ 1,020.42	$ 4.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class A, 1.44% for Class B, 1.45% for Class C, 0.44% for Class I, 0.70% for Class IS and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,			Year Ended
	October 31, 2004				September 30,
CLASS A	(unaudited)	2004	2003	2002 [1]	2001 [2,3]

Net asset value, beginning of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.40

Income from investment operations
Net investment income	0.21	0.35	0.48	0.31	0.17
Net realized and unrealized gains or losses on
securities and credit default swap transactions	0.20	(0.17)	0.57	(0.13)	0.43

Total from investment operations	0.41	0.18	1.05	0.18	0.60

Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.48)	(0.30)	(0.22)
Net realized gains	0	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.21)	(0.52)	(0.59)	(0.43)	(0.22)

Net asset value, end of period	$ 10.85	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return [4]	3.89%	1.68%	10.20%	1.71%	5.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$454,181	$455,930	$454,679	$145,264	$98,424
Ratios to average net assets
Expenses [5]	0.75% [6]	0.74%	0.70%	0.67% [6]	0.68% [6]
Net investment income	3.50% [6]	3.30%	4.47%	4.93% [6]	4.93% [6]
Portfolio turnover rate	85%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,			Year Ended
	October 31, 2004				September 30,
CLASS B	(unaudited)	2004	2003	2002 [1]	2001 [2,3]

Net asset value, beginning of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.40

Income from investment operations
Net investment income	0.17	0.28	0.40	0.26	0.12
Net realized and unrealized gains or losses on
securities and credit default swap transactions	0.20	(0.17)	0.57	(0.13)	0.45

Total from investment operations	0.37	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.17)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	0	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.17)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$ 10.85	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return [4]	3.53%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$252,135	$274,746	$310,416	$126,191	$40,078
Ratios to average net assets
Expenses [5]	1.44% [6]	1.44%	1.44%	1.41% [6]	1.44% [6]
Net investment income	2.79% [6]	2.60%	3.70%	4.18% [6]	4.11% [6]
Portfolio turnover rate	85%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,			Year Ended
	October 31, 2004				September 30,
CLASS C	(unaudited)	2004	2003	2002 [1]	2001 [2,3]

Net asset value, beginning of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.40

Income from investment operations
Net investment income	0.17	0.28	0.40	0.26	0.13
Net realized and unrealized gains or losses on securities and credit default swap
transactions	0.20	(0.17)	0.57	(0.13)	0.44

Total from investment operations	0.37	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.17)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	0	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.17)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$ 10.85	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return [4]	3.53%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$136,129	$142,096	$151,286	$64,494	$24,695
Ratios to average net assets
Expenses [5]	1.45% [6]	1.44%	1.44%	1.41% [6]	1.43% [6]
Net investment income	2.80% [6]	2.60%	3.70%	4.17% [6]	4.04% [6]
Portfolio turnover rate	85%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,			Year Ended September 30,
	October 31, 2004
CLASS I	(unaudited)	2004	2003	2002 [1]	2001	2000	1999 [2,3]

Net asset value, beginning of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09	$ 10.08	$ 10.39

Income from investment operations
Net investment income	0.23	0.40	0.51	0.32	0.62	0.64	0.30
Net realized and unrealized gains or losses on securities and credit
default swap transactions	0.20	(0.18)	0.57	(0.13)	0.70	0	(0.30)

Total from investment operations	0.43	0.22	1.08	0.19	1.32	0.64	0

Distributions to shareholders from
Net investment income	(0.23)	(0.47)	(0.51)	(0.31)	(0.63)	(0.63)	(0.30)
Net realized gains	0	(0.09)	(0.11)	(0.13)	0	0	(0.01)

Total distributions to shareholders	(0.23)	(0.56)	(0.62)	(0.44)	(0.63)	(0.63)	(0.31)

Net asset value, end of period	$ 10.85	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09	$ 10.08

Total return	4.05%	1.98%	10.48%	1.85%	13.44%	6.60%	0.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,757,449	$3,693,542	$3,544,010	$1,558,013	$1,532,324	$1,283,130	$1,042,781
Ratios to average net assets
Expenses [4]	0.44% [5]	0.44%	0.44%	0.43% [5]	0.43%	0.42%	0.40% [5]
Net investment income	3.79% [5]	3.60%	4.72%	5.20% [5]	5.96%	6.45%	5.70% [5]
Portfolio turnover rate	85%	204%	206%	136%	238%	195%	225%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Effective at the close of business on June 4, 1999, Evergreen Core Bond Fund acquired the net assets of the Tattersall Bond Fund. Tattersall Bond Fund was the accounting and performance survivor in this transaction . The above financial highlights for the periods prior to June 7, 1999 are those of Class I shares of Tattersall Bond Fund, which have been restated to give effect to this transaction.

3 For the six months ended September 30, 1999. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 1999.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,			Year Ended September 30,
	October 31, 2004
CLASS IS	(unaudited)	2004 [1]	2003	2002 [2]	2001	2000	1999 [3,4]

Net asset value, beginning of period	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09	$ 10.08	$10.40

Income from investment operations
Net investment income	0.21	0.37	0.48	0.31	0.61	0.61	0.28
Net realized and unrealized gains or losses on
securities and credit default swap transactions	0.20	(0.18)	0.57	(0.13)	0.68	0	(0.31)

Total from investment operations	0.41	0.19	1.05	0.18	1.29	0.61	(0.03)

Distributions to shareholders from
Net investment income	(0.21)	(0.44)	(0.48)	(0.30)	(0.60)	(0.60)	(0.28)
Net realized gains	0	(0.09)	(0.11)	(0.13)	0	0	(0.01)

Total distributions to shareholders	(0.21)	(0.53)	(0.59)	(0.43)	(0.60)	(0.60)	(0.29)

Net asset value, end of period	$ 10.85	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09	$10.08

Total return	3.92%	1.73%	10.20%	1.71%	13.16%	6.33%	(0.17%)

Ratios and supplemental data
Net assets, end of period (thousands)	$54,511	$52,290	$53,991	$19,869	$20,456	$22,213	$5,744
Ratios to average net assets
Expenses [5]	0.70% [6]	0.70%	0.70%	0.68% [6]	0.68%	0.68%	0.61% [6]
Net investment income	3.55% [6]	3.36%	4.48%	4.95% [6]	5.72%	6.24%	5.49% [6]
Portfolio turnover rate	85%	204%	206%	136%	238%	195%	225%

1 Net investment income per share is based on average shares outstanding during the period.

2 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

3 Effective at the close of business on June 4, 1999, Evergreen Core Bond Fund acquired the net assets of the Tattersall Bond Fund. Tattersall Bond Fund was the accounting and performance survivor in this transaction . The above financial highlights for the periods prior to June 7, 1999 are those of Class IS shares of Tattersall Bond Fund, which have been restated to give effect to this transaction .

4 For the six months ended September 30, 1999. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 1999.

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	October 31, 2004	Year Ended
CLASS R	(unaudited)	April 30, 2004 [1]

Net asset value, beginning of period	$10.65	$10.83

Income from investment operations
Net investment income	0.20	0.20
Net realized and unrealized gains or losses on securities and credit default swap transactions	0.20	(0.07)

Total from investment operations	0.40	0.13

Distributions to shareholders from
Net investment income	(0.20)	(0.22)
Net realized gains	0	(0.09)

Total distributions to shareholders	(0.20)	(0.31)

Net asset value, end of period	$10.85	$10.65

Total return	3.79%	1.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,095	$ 192
Ratios to average net assets
Expenses [2]	0.95% [3]	0.96% [3]
Net investment income	3.29% [3]	2.47% [3]
Portfolio turnover rate	85%	204%

1 For the period from October 10, 2003 (commencem ent of class operations), to April 30, 2004.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.8%
Fixed-Rate 8.8%
FHLMC:
Ser. 2370, Class VC, 6.00%, 10/15/2019	$ 21,070,000	$22,135,200
Ser. 2691, Class MD, 4.50%, 10/15/2028	25,600,000	25,752,256
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,454,991
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	11,318,941
Ser. 2780, Class BD, 4.50%, 10/15/2017	34,660,000	35,321,465
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,841,116
Ser. 2836, Class YC, 5.00%, 05/15/2029	23,480,000	23,986,816
Ser. 2873, Class MC, 5.50%, 02/15/2028	24,503,000	25,510,713
FNMA:
Ser. 2001-44, Class QC, 6.00%, 09/25/2016	80,000	83,390
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	43,320,000	45,336,368
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	35,000	37,190
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	29,222,000	30,580,332
Ser. 2002-9, Class PB, 6.00%, 11/25/2014	22,639,018	22,728,042
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	12,220,000	12,926,102
Ser. 2002-15, Class PG, 6.00%, 04/25/2017	33,300,000	35,276,175
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	29,640,000	29,902,880
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	21,320,000	20,971,491
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	23,500,000	22,222,037
Ser. 2780, Class TD, 5.00%, 04/15/2028	13,780,000	14,193,619
GNMA, Ser. 1999-1, Class Z, 6.50%, 01/20/2029	35,770	37,501

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $406,563,976)		408,616,625

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 20.2%
Fixed-Rate 20.2%
FHLMC:
4.50%, TBA #	61,875,000	60,057,422
5.00%, 05/01/2034-06/01/2034	144,827,352	144,184,485
6.00%, 04/01/2014-04/01/2016	23,533,586	24,743,737
6.50%, 08/01/2013-10/01/2032	4,924,986	5,186,418
6.90%, 12/01/2010 (h)	35,350,000	40,415,655
7.00%, 02/01/2015	245,477	260,550
7.21%, 06/15/2017 (h)	10,547,509	11,922,904
7.65%, 05/01/2025 (h)	2,568,558	3,013,175
FNMA:
4.12%, 06/01/2013	9,323,067	9,202,597
4.50%, TBA #	153,700,000	154,132,204
5.00%, TBA #	31,335,000	31,981,284
5.39%, 09/01/2014 (h)	23,091,634	24,562,571
5.50%, 04/01/2009-10/01/2034	19,337,303	20,053,837
5.57%, 01/01/2006	2,958,837	3,007,280
5.67%, 09/01/2006	3,847,250	3,969,420
5.76%, 07/01/2006	4,962,082	5,108,901
5.81%, 01/01/2009	9,760,377	10,445,209
5.95%, 03/01/2012	6,921,663	7,605,401

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Fixed-Rate continued
FNMA continued
6.00%, 06/01/2014-11/01/2017	$ 40,534,490	$42,589,385
6.03%, 06/01/2008	9,757,234	10,403,447
6.06%, 04/01/2009	108,106	116,243
6.10%, 03/01/2008	3,196,453	3,412,840
6.125%, 05/01/2009	4,208,239	4,568,099
6.13%, 04/01/2009	36,190	39,190
6.14%, 04/01/2009	3,486,523	3,782,719
6.15%, 12/01/2008	4,891,794	5,257,493
6.18%, 12/01/2008	3,759,347	4,040,089
6.19%, 02/01/2006	3,109,440	3,185,558
6.20%, 09/01/2008	923,431	995,733
6.23%, 04/01/2011	96,146	106,322
6.24%, 08/01/2008	5,004,456	5,390,701
6.25%, 02/01/2011	24,135,000	26,836,355
6.29%, 04/01/2008	2,781,116	2,988,023
6.30%, 08/01/2008	2,586,950	2,776,727
6.31%, 03/01/2008	1,468,008	1,575,772
6.32%, 04/01/2009	5,187,749	5,618,958
6.37%, 04/01/2009-08/01/2011	4,424,529	4,933,830
6.375%, 01/01/2009	5,778,703	6,285,712
6.42%, 02/01/2011	211,376	232,072
6.46%, 04/01/2006	604,208	623,434
6.47%, 06/01/2009	5,454,999	5,960,040
6.50%, 06/01/2009-08/01/2032	17,048,572	17,968,196
6.54%, 12/01/2007	59,498	63,923
6.61%, 02/01/2007	6,152,085	6,499,468
6.65%, 12/01/2007	9,473,194	10,186,499
6.70%, 11/01/2007	505,772	544,483
6.81%, 12/01/2006	104,575	110,380
6.84%, 03/01/2007	6,966,105	7,419,254
6.87%, 05/01/2006	1,340,134	1,391,553
6.95%, 08/01/2009	137,724	152,650
7.00%, 08/01/2028-06/01/2032	286,256	304,429
7.02%, 07/01/2009	57,051	63,309
7.09%, 10/01/2007	4,604,809	4,964,610
7.10%, 12/01/2006	3,334,127	3,533,573
7.12%, 09/01/2010	8,794,748	10,040,896
7.13%, 11/01/2006	4,070,689	4,328,113
7.20%, 12/01/2006	1,438,225	1,524,352
7.32%, 12/01/2010	47,326,153	54,500,349
7.36%, 11/01/2006	5,009,047	5,302,570
7.44%, 07/01/2009	15,550,000	17,014,589
7.48%, 10/01/2006	183,557	194,587
7.50%, 02/01/2012-12/01/2030	14,245,595	15,275,075
7.54%, 11/01/2006	6,629,961	7,020,080
7.74%, 06/01/2007	5,120,251	5,541,473

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Fixed-Rate continued
GNMA:
3.00%, 07/20/2031	$ 5,522,118	$5,534,555
4.75%, 07/20/2024	9,287,173	9,385,431
5.50%, 02/15/2034	44,285,775	45,395,514
6.00%, 05/15/2009	255,411	268,234
6.50%, 05/15/2009	184,794	196,612
7.75%, 07/15/2020-08/15/2021	1,288,612	1,407,031
8.25%, 07/15/2008-05/15/2020	934,809	1,027,922
8.30%, 06/15/2019	103,306	113,689
11.50%, 05/15/2013-06/15/2013	13,914	15,952

Total Agency Mortgage-Backed Pass-Through Securities
(cost $931,476,629)		938,861,143

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
Fixed-Rate 1.2%
FNMA:
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	20,000	20,417
Ser. 2003-W6, Class 2A, 5.00%, 09/25/2042	23,117,544	23,523,645
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	40,000	41,337
Ser. 2004-W9, Class 1A2, 5.95%, 02/25/2044	30,270,000	31,571,207

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations
(cost $54,693,711)		55,156,606

AGENCY REPERFORMING MORTGAGE-BACKED PASS-THROUGH SECURITIES 7.3%
Fixed-Rate 7.3%
FHLMC:
Ser. T-55, Class 1A2, 7.00%, 03/25/2043	18,734,246	19,896,899
Ser. T-57, Class 1A2, 7.00%, 07/25/2043	21,382,998	22,859,772
FNMA:
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	16,876,036	18,036,264
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	12,617,120	13,484,547
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	39,772	42,507
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	31,417,623	33,125,957
Ser. 2002-W6, Class 2A, 7.50%, 06/25/2042	47,482,398	51,518,402
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	27,607,303	29,505,305
Ser. 2003-W4, Class 3A, 7.00%, 10/25/2042	20,115,438	21,498,374
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	7,345,279	7,746,227
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	50,888,511	53,647,346
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	15,325,517	16,400,977
Ser. 2004-W11, Class 1A2, 6.50%, 05/25/2044	46,966,538	50,400,036

Total Agency Reperforming Mortgage-Backed Pass-Through Securities
(cost $338,128,569)		338,162,613

ASSET-BACKED SECURITIES 6.2%
Ameriquest Mtge. Securities, Inc., Ser. 2003-11, Class AF6, 5.14%, 01/25/2034	8,556,000	8,892,891
Banc of America Comml. Mtge., Inc., Ser. 2002-PB2, Class A1, 4.33%,
06/11/2035	13,221,175	13,391,003
Bank One Issuance Trust, Ser. 2003-A3, Class A, 1.98%, 12/15/2010	39,500,000	39,615,822

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Chase Funding Mtge. Loan, Ser. 2003-6, Class 1A3, 3.34%, 05/25/2026	$ 14,420,000	$14,359,576
Citigroup Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 5.46%, 04/15/2040	22,840,000	24,132,751
Discover Card Master Trust I, Ser. 2003-4, Class A, 1.98%, 05/15/2011	18,000,000	18,045,563
Federal Express Corp. Pass Thru Certs., Ser. 1998-1A, 6.72%, 01/15/2022	8,211,432	9,280,930
Ford Credit Trust, Ser. 2001-2, Class A, 2.01%, 07/15/2008	19,400,000	19,453,978
Long Beach Mtge. Loan Trust, 2.18%, 11/25/2034 (h)	32,265,000	32,265,000
MBNA Master Credit Card Trust:
Ser. 2002-4, Class A, 1.98%, 08/17/2009	10,850,000	10,879,041
Ser. 2002-9, Class A, 2.16%, 12/15/2009	19,720,000	19,769,746
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	6,825,000	7,130,230
Ser. 2003-RS5, Class AI6, 4.67%, 06/25/2018	17,474,000	17,834,184
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,485,000	18,039,371
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%,
04/01/2016 (h)	1,886	1,886
SLMA:
1.97%, 12/15/2011	10,000,000	10,021,256
1.98%, 06/15/2012	10,000,000	10,023,134
Vanderbilt Mtge. Finance, Ser. 2002-B, Class A3, 4.70%, 10/07/2018	17,680,000	17,904,902

Total Asset-Backed Securities (cost $287,723,461)		291,041,264

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.0%
Fixed-Rate 5.0%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4,
4.80%, 03/15/2036	25,593,000	26,104,921
GMAC Comml. Mtge. Securities, Inc., Ser. 2000-C3, Class A2, 6.96%,
09/15/2035	5,045,000	5,779,016
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1,
Class A4, 5.38%, 06/12/2041	4,350,000	4,601,490
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 05/15/2015	10,325,989	11,111,554
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	18,006,027	19,657,061
Ser. 2000-C5, Class A1, 6.41%, 12/15/2019	13,290,274	14,206,467
Ser. 2003-C1, Class A4, 4.39%, 03/15/2032	15,225,000	15,114,021
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	5,256,410
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	6,205,000	6,185,667
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A2, 6.88%, 10/03/2030	31,830,000	33,878,401
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	10,994,000	11,213,009
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	38,175,000	41,321,571
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	22,559,000	23,518,434
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	17,258,378	17,181,979

Total Commercial Mortgage-Backed Securities (cost $232,695,488)		235,130,001

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 21.3%
CONSUMER DISCRETIONARY 1.9%
Automobiles 0.9%
Ford Motor Co., 6.375%, 02/01/2029	$26,980,000	$23,675,813
General Motors Corp., 7.20%, 01/15/2011	15,635,000	16,490,766

		40,166,579

Media 0.8%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	9,875,000	10,778,444
Time Warner, Inc., 7.625%, 04/15/2031	22,625,000	26,889,858

		37,668,302

Multi-line Retail 0.2%
May Department Stores Co., 6.70%, 09/15/2028	7,730,000	8,055,750
Target Corp., 5.875%, 11/01/2008	3,750,000	4,076,880

		12,132,630

CONSUMER STAPLES 0.7%
Beverages 0.0%
Coca Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	2,104,240

Food & Staples Retailing 0.7%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,982,500
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	18,820,000	21,447,460

		32,429,960

ENERGY 0.8%
Oil & Gas 0.8%
ChevronTexaco Corp., 9.75%, 03/15/2020	5,000,000	7,375,055
Devon Energy Corp., 7.95%, 04/15/2032	7,000,000	8,956,052
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	17,585,000	20,395,241

		36,726,348

FINANCIALS 12.8%
Capital Markets 3.2%
Alliance Capital Management LP, 5.625%, 08/15/2006	23,740,000	24,837,144
Bank of New York Co., Inc.:
3.75%, 02/15/2008	18,000,000	18,208,674
4.14%, 08/02/2007	16,625,000	16,860,227
Goldman Sachs & Co., Inc.:
3.875%, 01/15/2009	19,345,000	19,495,175
7.35%, 10/01/2009	3,115,000	3,587,209
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,182,122
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	6,265,000	7,022,282
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	12,400,000	12,208,594
4.125%, 09/10/2009	12,600,000	12,697,385
Morgan Stanley:
3.625%, 04/01/2008	7,850,000	7,899,722
3.875%, 01/15/2009	23,850,000	23,996,201

		147,994,735

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 1.7%
National City Corp., 6.875%, 05/15/2019	$ 10,025,000	$11,690,874
PNC Funding Corp.:
6.125%, 02/15/2009	10,440,000	11,336,723
7.50%, 11/01/2009	11,390,000	13,180,770
SunTrust Banks, Inc., 4.25%, 10/15/2009	27,575,000	28,096,140
Wells Fargo & Co., 6.875%, 04/01/2006	11,975,000	12,649,971

		76,954,478

Consumer Finance 3.1%
General Electric Capital Corp.:
5.00%, 06/15/2007	13,350,000	13,985,701
6.125%, 02/22/2011	7,350,000	8,136,266
GMAC, 6.875%, 09/15/2011	20,435,000	21,301,546
Household Finance Corp.:
4.75%, 05/15/2009	12,600,000	13,089,082
6.40%, 06/17/2008	5,875,000	6,439,076
6.50%, 11/15/2008	11,880,000	13,124,537
6.75%, 05/15/2011	8,550,000	9,684,234
International Lease Finance Corp., 4.00%, 01/17/2006	6,850,000	6,950,633
Sprint Capital Corp., 6.875%, 11/15/2028	31,525,000	33,958,163
USAA Capital Corp., 5.59%, 12/20/2006 144A	18,000,000	19,009,332

		145,678,570

Insurance 0.2%
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	10,000,000	10,472,200

Real Estate 2.6%
AvalonBay Communities, Inc., 6.625%, 01/15/2005 REIT	6,575,000	6,629,204
Caterpillar Financial Services, 3.70%, 08/15/2008	25,000,000	25,162,075
Duke Realty LP:
3.35%, 01/15/2008 REIT	12,000,000	11,890,800
3.50%, 11/01/2007 REIT	19,800,000	19,936,204
7.05%, 03/01/2006 REIT	3,600,000	3,751,315
Duke Weeks Realty, Ltd., 7.75%, 11/15/2009 REIT	7,510,000	8,724,194
EOP Operating LP:
6.80%, 01/15/2009	9,075,000	10,029,872
7.75%, 11/15/2007	9,000,000	10,069,569
ERP Operating LP, 6.63%, 04/13/2015 REIT	20,520,000	20,883,676
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	2,350,000	2,436,880

		119,513,789

Thrifts & Mortgage Finance 2.0%
American General Finance Corp.:
4.50%, 11/15/2007	18,525,000	19,103,017
5.875%, 07/14/2006	19,775,000	20,739,526
5.91%, 06/12/2006	2,000,000	2,096,782

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
Washington Mutual, Inc.:
5.625%, 01/15/2007	$ 9,250,000	$9,735,051
6.875%, 06/15/2011	7,305,000	8,315,793
7.50%, 08/15/2006	9,480,000	10,220,720
World Savings Bank FSB, 4.50%, 06/15/2009	23,000,000	23,660,123

		93,871,012

INDUSTRIALS 1.2%
Aerospace & Defense 0.4%
General Dynamics Corp., 4.50%, 08/15/2010	20,000,000	20,598,460

Air Freight & Logistics 0.1%
United Parcel Services, Inc., 8.375%, 04/01/2020	2,000,000	2,707,166

Machinery 0.2%
Ingersoll-Rand Co., 6.25%, 05/15/2006	9,550,000	10,023,250

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.:
6.75%, 03/15/2029	8,465,000	9,405,639
7.125%, 12/15/2010	6,870,000	7,912,475
8.625%, 11/01/2004	5,130,000	5,130,000

		22,448,114

MATERIALS 0.9%
Chemicals 0.1%
Dow Chemical Co., 8.625%, 04/01/2006	1,164,000	1,252,995

Metals & Mining 0.8%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	25,078,298
Alcoa, Inc., 6.50%, 06/01/2011	11,365,000	12,838,881

		37,917,179

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	27,080

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.3%
BellSouth Corp., 6.375%, 06/01/2028	10,455,000	10,959,224
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	20,868,775
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	16,168,625
Verizon, Inc., 5.875%, 01/17/2012	9,050,000	9,736,388

		57,733,012

Wireless Telecommunication Services 0.3%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	11,975,000	14,630,456

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES 1.4%
Electric Utilities 0.6%
Carolina Power & Light Co., 6.50%, 07/15/2012	$ 15,800,000	$17,635,581
Georgia Power Co., Ser. G, 6.20%, 02/01/2006	3,250,000	3,390,689
Progress Energy, Inc., 7.75%, 03/01/2031	7,330,000	8,729,407

		29,755,677

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	19,029,020

Multi-Utilities & Unregulated Power 0.4%
Pacific Gas & Electric Co., 6.05%, 03/01/2034	17,650,000	18,241,434

Total Corporate Bonds (cost $927,431,182)		990,076,686

	Shares	Value

MUTUAL FUND SHARES 0.3%
Blackrock North American Government Income Trust	976,800	11,115,984
MFS Government Markets Income Trust	844,700	5,625,702
Oppenheimer Multi-Sector Income Trust	3,000	25,500

Total Mutual Fund Shares (cost $14,617,584)		16,767,186

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.5%
FNMA, 6.625%, 11/15/2030 (cost $26,092,995)	$ 22,000,000	26,213,638

U.S. TREASURY OBLIGATIONS 14.8%
U.S. Treasury Bond, 6.00%, 02/15/2026	330,880,000	381,998,644
U.S. Treasury Notes:
2.75%, 07/31/2006	160,545,000	161,341,464
5.00%, 08/15/2011	133,295,000	143,995,123

Total U.S. Treasury Obligations (cost $665,339,027)		687,335,231

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.5%
Fixed-Rate 5.5%
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13,Class 2A1, 3.82%,
07/25/2034 (h) #	50,000,000	49,735,000
Morgan Stanley Mortgage Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.47%, 10/25/2034	54,707,758	56,089,326
Ser. 2004-10AR, Class 2A2, 5.15%, 11/25/2034 (h)	40,000,000	40,748,000
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8,Class 5A3, 4.73%,
07/25/2034 (h)	42,900,000	43,191,604
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-N, Class A6, 4.00%, 08/25/2034	25,445,000	25,414,975
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	42,020,000	40,986,434

Total Whole Loan Mortgage-Backed CollateralizedMortgage Obligations
(cost $254,673,312)		256,165,339

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS-THROUGH SECURITIES 2.8%
Fixed-Rate 1.2%
First Horizon Mtge. Passthru Trust, 6.25%, 08/25/2017	$ 10,546,849	$ 10,942,919
Residential Asset Mtge. Products, Inc., Ser. 2004-SL2, Class AI, 6.50%,
10/25/2016	18,754,676	19,396,152
Washington Mutual, Inc., Ser. 2004-CB2, Class 5A, 5.00%, 07/25/2019	22,377,679	23,016,147

		53,355,218

Floating-Rate 1.6%
CitiFinancial Mtge. Securities, Inc., Ser. 2003-3, Class AF1, 2.05%, 08/25/2033	6,503,500	6,507,474
FNMA, Ser. 2002-T15, Class A1, 2.13%, 11/26/2032	22,289,541	22,221,417
Indymac Index Mtge. Loan Trust:
Ser. 2004-AR7, Class A2, 2.36%, 09/25/2034	17,733,458	17,810,707
Ser. 2004-AR8, Class 2A2A, 2.33%, 11/25/2034	29,808,677	29,836,754

		76,376,352

Total Whole Loan Mortgage-Backed Pass-Through Securities
(cost $128,882,631)		129,731,570

YANKEE OBLIGATIONS-CORPORATE 0.2%
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $7,351,606)	7,380,000	8,692,910

	Shares	Value

SHORT-TERM INVESTMENTS 12.8%
MUTUAL FUND SHARES 12.8%
Evergreen Institutional Money Market Fund ø ## (cost $596,210,791)	596,210,791	596,210,791

Total Investments (cost $4,871,880,962) 106.9%		4,978,161,603
Other Assets and Liabilities (6.9%)		(322,662,577)

Net Assets 100.0%		$ 4,655,499,026

#	When-issued or delayed delivery security
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
REIT	Real Estate Investment Trust
SLMA	Student Loan Marketing Association
TBA	To Be Announced

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of
October 31, 2004:

AAA	76.5%
AA	1.9%
A	11.0%
BBB	9.1%
NR	1.5%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004:

Less than 1 year	2.2%
1 to 3 year(s)	28.9%
3 to 5 years	29.7%
5 to 10 years	23.5%
10 to 20 years	1.1%
20 to 30 years	14.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $4,275,670,171)	$4,381,950,812
Investments in affiliate, at value (cost $596,210,791)	596,210,791
Receivable for securities sold	200,321,042
Receivable for Fund shares sold	2,676,320
Interest receivable	33,471,064
Prepaid expenses and other assets	683,846

Total assets	5,215,313,875

Liabilities
Dividends payable	8,677,562
Payable for securities purchased	544,563,532
Payable for Fund shares redeemed	6,163,513
Advisory fee payable	93,962
Distribution Plan expenses payable	44,161
Due to other related parties	39,261
Accrued expenses and other liabilities	232,858

Total liabilities	559,814,849

Net assets	$4,655,499,026

Net assets represented by
Paid-in capital	$4,527,139,104
Overdistributed net investment income	(6,590,846)
Accumulated net realized gains on securities and credit default swap transactions	28,670,127
Net unrealized gains on securities	106,280,641

Total net assets	$4,655,499,026

Net assets consists of
Class A	$454,180,566
Class B	252,134,560
Class C	136,128,528
Class I	3,757,449,422
Class IS	54,511,422
Class R	1,094,528

Total net assets	$4,655,499,026

Shares outstanding
Class A	41,872,450
Class B	23,245,250
Class C	12,549,888
Class I	346,413,459
Class IS	5,025,671
Class R	100,908

Net asset value per share
Class A	$10.85
Class A - Offering price (based on sales charge of 4.75%)	$11.39
Class B	$10.85
Class C	$10.85
Class I	$10.85
Class IS	$10.85
Class R	$10.85

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2004 (unaudited)

Investment income
Interest	$91,883,274
Dividends	4,401,531

Total investment income	96,284,805

Expenses
Advisory fee	7,288,004
Distribution Plan expenses
Class A	666,740
Class B	1,289,952
Class C	684,245
Class IS	65,646
Class R	1,239
Administrative services fee	2,277,425
Transfer agent fees	1,490,803
Trustees' fees and expenses	32,442
Printing and postage expenses	61,840
Custodian and accounting fees	579,664
Registration and filing fees	23,488
Professional fees	22,698
Other	48,422

Total expenses	14,532,608
Less: Expense reductions	(11,447)
Fee waivers	(1,689,845)

Net expenses	12,831,316

Net investment income	83,453,489

Net realized and unrealized gains or losses on securities and credit default swap transactions
Net realized gains on:
Securities	14,160,503
Credit default swap transactions	350

Net realized gains on securities and credit default swap transactions	14,160,853
Net change in unrealized gains or losses on securities and credit default
swap transactions	76,526,941

Net realized and unrealized gains or losses on securities and credit default
swap transactions	90,687,794

Net increase in net assets resulting from operations	$174,141,283

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2004		Year Ended
	(unaudited)		April 30, 2004(a)

Operations
Net investment income		$83,453,489		$158,206,182
Net realized gains on securities and
credit default swap transactions		14,160,853		69,964,125
Net change in unrealized gains or
losses on securities and credit
default swap transactions		76,526,941		(147,679,786)

Net increase in net assets resulting
from operations		174,141,283		80,490,521

Distributions to shareholders
from
Net investment income
Class A		(8,667,650)		(19,148,882)
Class B		(4,127,809)		(10,027,078)
Class C		(2,192,555)		(4,973,450)
Class I		(76,862,577)		(152,850,766)
Class IS		(1,039,342)		(2,170,536)
Class R		(9,134)		(953)
Net realized gains
Class A		0		(3,917,725)
Class B		0		(2,462,501)
Class C		0		(1,213,633)
Class I		0		(28,845,612)
Class IS		0		(436,218)
Class R		0		(8)

Total distributions to shareholders		(92,899,067)		(226,047,362)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,171,797	65,863,430	23,208,407	253,047,099
Class B	968,528	10,360,313	5,264,414	57,580,115
Class C	1,630,171	17,407,484	4,715,954	51,434,867
Class I	35,716,858	381,982,832	91,838,814	998,914,539
Class IS	1,427,355	15,263,647	2,953,150	32,168,433
Class R	83,544	899,380	18,272	200,095

		491,777,086		1,393,345,148

Net asset value of shares issued in
reinvestment of distributions
Class A	651,725	6,980,684	1,622,465	17,565,488
Class B	297,410	3,184,767	918,636	9,944,298
Class C	122,722	1,314,043	388,141	4,201,325
Class I	2,490,072	26,679,916	5,331,478	57,697,698
Class IS	67,448	722,507	174,224	1,886,676
Class R	177	1,918	0	0

		38,883,835		91,295,485

Automatic conversion of Class B
shares to Class A shares
Class A	227,546	2,424,452	427,811	4,661,453
Class B	(227,546)	(2,424,452)	(427,811)	(4,661,453)

		0		0

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to April 30, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	October 31, 2004		Year Ended
	(unaudited)		April 30, 2004(a)

	Shares		Shares
Capital share transactions
continued
Payment for shares redeemed
Class A	(7,974,537)	$(84,869,317)	(23,833,699)	$(258,702,263)
Class B	(3,581,257)	(38,148,304)	(8,211,303)	(88,995,323)
Class C	(2,540,234)	(27,075,653)	(5,532,244)	(59,954,054)
Class I	(38,479,126)	(410,387,712)	(72,954,327)	(793,012,858)
Class IS	(1,377,415)	(14,709,209)	(3,131,832)	(34,003,186)
Class R	(817)	(8,780)	(268)	(2,902)

		(575,198,975)		(1,234,670,586)

Net increase (decrease) in net assets
resulting from capital share
transactions		(44,538,054)		249,970,047

Total increase in net assets		36,704,162		104,413,206
Net assets
Beginning of period		4,618,794,864		4,514,381,658

End of period		$4,655,499,026		$4,618,794,864

Undistributed (overdistributed) net
investment income		$(6,590,846)		$2,854,732

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to April 30, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Core Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended October 31, 2004, EIMC waived its fee in the amount of $1,689,845, which represents 0.07% of the Fund's average daily net assets (on an annualized basis). As of October 31, 2004 the Fund had $6,090,084 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2004, EIS received $19,837 from the sale of Class A shares and $20,249, $524,744 and $46,761 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$1,155,623,369	$965,278,643	$1,052,863,883	$798,309,186

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $4,877,561,079. The gross unrealized appreciation and depreciation on securities based on tax cost was $113,029,810 and $12,429,286, respectively, with a net unrealized appreciation of $100,600,524.

As of April 30, 2004, the Fund had $13,438,006 in capital loss carryovers for federal income tax purposes with $6,577,059 expiring in 2007, $2,853,243 expiring in 2008 and $4,007,704 expiring in 2009.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended April 30, 2004 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, repre-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

senting what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On December 7, 2004, the Fund declared distributions from long-term capital gains to shareholders of record on December 6, 2004. The per share amounts payable on December 8, 2004 are as follows:

Long-term Capital Gains

Class A	$0.0751
Class B	$0.0751
Class C	$0.0751
Class I	$0.0751

These distributions are not reflected in the accompanying financial statements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

569352 rv2 12/2004

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569352 rv2 12/2004

Evergreen Strategic Core Bond Portfolio

Evergreen

STRATEGIC CORE BOND PORTFOLIO

Semiannual Report
as of October 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Core Bond Portfolio, which covers the six-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of  4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest rate volatility had begun to settle down at the onset of the investment period.

1

LETTER TO SHAREHOLDERS continued

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served

2

LETTER TO SHAREHOLDERS continued

to enhance the total return potential for foreign investments after adjusting for currency translation.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/6/1994

Class I
Class inception date	12/6/1994

Nasdaq symbol	ENFDX

6-month return	3.71%

Average annual return

1-year	5.15%

5-year	7.37%

Since portfolio inception	7.45%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Strategic Core Bond Portfolio Class I shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms. Class I shares have a minimum initial investment of $1 million, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class I	$ 1,000.00	$ 1,037.07	$ 2.11
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.14	$ 2.09

* Expenses are equal to the Fund's annualized expense ratio (0.41% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended October 31, 2004	Year Ended April 30,			Year Ended September 30,		Year Ended October 31,
CLASS I	(unaudited) [1]	2004	2003	2002 [2]	2001	2000 [3]	1999 [4]

Net asset value, beginning of period	$ 13.02	$ 13.40	$ 12.76	$ 12.84	$ 12.18	$ 12.38	$ 13.15

Income from investment operations
Net investment income	0.29	0.49	0.67	0.40	0.80	0.80	0.78
Net realized and unrealized gains or losses on securities
and futures contracts	0.19	(0.23)	0.66	(0.13)	0.70	(0.08)	(0.66)

Total from investment operations	0.48	0.26	1.33	0.27	1.50	0.72	0.12

Distributions to shareholders from
Net investment income	(0.31)	(0.64)	(0.69)	(0.35)	(0.84)	(0.92)	(0.77)

Net asset value, end of period	$ 13.19	$ 13.02	$ 13.40	$ 12.76	$ 12.84	$ 12.18	$ 12.38

Total return	3.71%	1.90%	10.62%	2.18%	12.63%	6.08%	0.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,843	$18,065	$23,696	$33,138	$45,060	$60,729	$77,470
Ratios to average net assets
Expenses [5]	0.41% [6]	0.38%	0.41%	0.30% [6]	0.14%	0.11% 6	0.10%
Net investment income	4.53% [6]	3.71%	4.90%	5.48% [6]	6.40%	6.86% 6	6.16%
Portfolio turnover rate	160%	272%	260%	166%	192%	113%	209%

1 Net investment income per share is based on average shares outstanding during the period.

2 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

3 For the eleven months ended September 30, 2000. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2000.

4 Effective at the close of business on October 18, 1999, The Fund acquired the net assets of Mentor Fixed Income Portfolio ("Mentor Portfolio") . Shareholders of Mentor Portfolio became owners of that number of full and fractional shares of Class I of the Fund.

5 The ratio of expenses to average net assets excludes expense reductions but includes expense reimbursements .

6 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 15.1%
Fixed-Rate 15.1%
FHLMC:
Ser. 2709, Class PC, 5.00%, 09/15/2018	$ 175,000	$180,351
Ser. 2727, Class PD, 4.50%, 06/15/2029	205,000	205,815
Ser. 2750, Class DB, 4.50%, 05/15/2015	150,000	152,744
Ser. 2780, Class BD, 4.50%, 10/15/2017	190,000	193,626
Ser. 2780, Class TH, 5.00%, 09/15/2029	190,000	194,872
Ser. 2827, Class TC, 5.00%, 10/15/2017	125,000	128,581
Ser. 2827, Class TD, 5.00%, 02/15/2030	170,000	173,231
Ser. 2876, Class PD, 5.50%, 05/15/2029 #	200,000	207,340
FNMA:
Ser. 1999-8, Class QD, 6.00%, 03/25/2014	345,708	360,230
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	245,000	256,404
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	245,000	259,157
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	80,000	75,649

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $2,358,856)		2,388,000

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 20.9%
Fixed-Rate 20.9%
FHLMC:
4.50%, TBA #	200,000	194,125
5.00%, TBA #	200,000	198,938
6.00%, 04/01/2014	97,374	102,411
FNMA:
4.50%, TBA #	370,000	371,040
5.50%, 09/01/2034	149,999	152,985
6.00%, 07/01/2017	254,640	267,446
6.41%, 06/01/2011	579,436	640,939
6.50%, 07/01/2032	197,939	208,539
7.32%, 12/01/2010	427,594	492,413
7.50%, 11/01/2029	121,235	130,141
7.53%, 05/01/2007	393,351	423,496
GNMA, 4.00%, 08/20/2029	125,628	127,067

Total Agency Mortgage-Backed Pass-Through Securities (cost $3,251,193)		3,309,540

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 3.4%
FNMA:
Ser. 2003-W6, Class 2A, 5.00%, 09/25/2042	170,000	172,986
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	190,000	198,405
Ser. 2004-W8, Class 183, 5.30%, 06/25/2044	170,000	173,855

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $544,094)		545,246

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS-THROUGH
SECURITIES 5.3%
FNMA:
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	$ 139,411	$148,995
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	244,408	257,698
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	87,120	93,110
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	320,676	338,061

Total Agency Reperforming Mortgage-Backed Pass-Through Securities
(cost $840,686)		837,864

ASSET-BACKED SECURITIES 4.1%
Bank One Issuance Trust, Ser. 2003-A3, Class A, 1.98%, 12/15/2010	145,000	145,425
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5,
6.03%, 03/25/2032	250,000	261,181
Vanderbilt Mtge. Fin., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	240,000	243,053

Total Asset-Backed Securities (cost $650,371)		649,659

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%
Fixed-Rate 3.7%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1,
Class A4, 5.38%, 06/12/2041	140,000	148,094
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	171,252	186,955
Ser. 2003-C1, Class A4, 4.39%, 03/15/2032	205,000	203,506
Morgan Stanley Capital, Inc., Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	44,666	44,695

Total Commercial Mortgage-Backed Securities (cost $584,953)		583,250

CORPORATE BONDS 23.3%
CONSUMER DISCRETIONARY 3.9%
Automobiles 1.7%
Ford Motor Co., 6.375%, 02/01/2029	125,000	109,692
General Motors Corp., 7.20%, 01/15/2011	150,000	158,210

		267,902

Media 1.5%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	100,000	109,149
Time Warner, Inc., 7.625%, 04/15/2031	100,000	118,850

		227,999

Multi-line Retail 0.7%
May Department Stores Co., 7.45%, 09/15/2011	100,000	115,516

FINANCIALS 13.7%
Capital Markets 1.6%
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	100,000	98,456
Morgan Stanley, 3.875%, 01/15/2009	150,000	150,920

		249,376

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 3.3%
Bank of America Corp., 4.375%, 12/01/2010	$ 175,000	$177,639
PNC Funding Corp., 7.50%, 11/01/2009	300,000	347,167

		524,806

Consumer Finance 4.2%
Household Finance Corp., 6.40%, 06/17/2008	250,000	274,003
Sprint Capital Corp., 6.875%, 11/15/2028	100,000	107,718
USAA Capital Corp., 5.59%, 12/20/2006 144A	265,000	279,860

		661,581

Insurance 1.5%
AIG American General Corp. MTN, 3.875%, 10/01/2009	250,000	248,348

Real Estate 2.0%
Duke Realty LP, 7.05%, 03/01/2006 REIT	300,000	312,610

Thrifts & Mortgage Finance 1.1%
Washington Mutual, Inc., 6.875%, 06/15/2011	150,000	170,755

INDUSTRIALS 1.3%
Machinery 1.3%
Ingersoll Rand Co., 6.25%, 05/15/2006	200,000	209,911

MATERIALS 0.7%
Metals & Mining 0.7%
Alcan, Inc., 6.125%, 12/15/2033	100,000	105,482

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 1.1%
BellSouth Corp., 6.375%, 06/01/2028	175,000	183,440

Wireless Telecommunication Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010	160,000	188,464

UTILITIES 1.4%
Electric Utilities 1.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	200,000	223,235

Total Corporate Bonds (cost $3,388,064)		3,689,425

U.S. TREASURY OBLIGATIONS 15.6%
U.S. Treasury Notes:
2.00%, 08/31/2005	450,000	449,438
2.75%, 07/31/2006	460,000	462,282
6.00%, 02/15/2026	1,355,000	1,564,338

Total U.S. Treasury Obligations (cost $2,356,730)		2,476,058

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS-THROUGH SECURITIES 2.8%
Fixed-Rate 0.8%
First Horizon Mtge. Pass-Through Trust, Ser. 2004-2A1, 6.25%, 08/25/2017	$ 119,476	$123,963

Floating-Rate 2.0%
MASTR Asset Backed Securities Trust, Ser. 2004-HE1, Class A1, 2.24%,
09/25/2034	157,885	158,230
Washington Mutual Mtge. Pass-Through Cert., Ser. 2004-AR12, 2.33%,
10/25/2044 (h)	160,000	160,000

		318,230

Total Whole Loan Mortgage-Backed Pass-Through Securities (cost $441,354)		442,193

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 3.8%
Fixed-Rate 3.8%
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.47%, 10/25/2034	138,827	142,333
Ser. 2004-10AR, Class 2A2, 5.15%, 11/25/2034 (h)	155,000	157,898
Washington Mutual, Inc., Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	160,000	158,563
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	155,000	151,188

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $605,022)		609,982

	Shares	Value

SHORT-TERM INVESTMENTS 7.9%
MUTUAL FUND SHARES 7.9%
Evergreen Institutional Money Market Fund ## ø (cost $1,251,456)	1,251,456	1,251,456

Total Investments (cost $16,272,779) 105.9%		16,782,673
Other Assets and Liabilities (5.9%)		(939,915)

Net Assets 100.0%		$15,842,758

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
#	When-issued or delayed delivery security
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of October 31, 2004:

AAA	78.0%
A	10.3%
BBB	11.7%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004:

Less than 1 year	2.9%
1 to 3 year(s)	10.9%
3 to 5 years	8.6%
5 to 10 years	20.1%
10 to 20 years	14.3%
20 to 30 years	33.5%
Greater than 30 years	9.7%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $16,272,779)	$16,782,673
Receivable for securities sold	367,293
Interest receivable	124,471
Prepaid expenses and other assets	14,203

Total assets	17,288,640

Liabilities
Payable for securities purchased	1,333,447
Payable for Fund shares redeemed	100,938
Due to related parties	155
Accrued expenses and other liabilities	11,342

Total liabilities	1,445,882

Net assets	$15,842,758

Net assets represented by
Paid-in capital	$15,259,679
Undistributed net investment income	2,420
Accumulated net realized gains on securities and future contracts	70,765
Net unrealized gains on securities	509,894

Total net assets	$15,842,758

Shares outstanding - Class I	1,200,944

Net asset value per share - Class I	$13.19

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2004 (unaudited)

Investment income
Interest	$414,084

Expenses
Transfer agent fees	2,135
Trustees' fees and expenses	606
Printing and postage expenses	10,013
Custodian and accounting fees	2,357
Registration and filing fees	11,469
Professional fees	7,887
Other	176

Total expenses	34,643
Less: Expense reductions	(48)

Net expenses	34,595

Net investment income	379,489

Net realized and unrealized gains or losses on securities
Net realized gains on securities	5,603
Net change in unrealized gains or losses on securities	202,781

Net realized and unrealized gains or losses on securities	208,384

Net increase in net assets resulting from operations	$587,873

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2004		Year Ended
	(unaudited) (a)		April 30, 2004

Operations
Net investment income		$ 379,489		$830,860
Net realized gains on securities		5,603		392,232
Net change in unrealized gains or losses
on securities		202,781		(690,973)

Net increase in net assets resulting from
operations		587,873		532,119

Distributions to shareholders from
Net investment income
Class I		(376,800)		(1,038,292)
Class IS		0		(1,104)

Total distributions to shareholders		(376,800)		(1,039,396)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	716,353	9,341,292	2,664,171	35,497,976
Class IS	0	0	3,677	50,002

		9,341,292		35,547,978

Net asset value of shares issued in
reinvestment of distributions
Class I	26,088	338,622	67,662	900,538
Class IS	0	0	81	1,090

		338,622		901,628

Payment for shares redeemed
Class I	(928,860)	(12,112,854)	(3,112,403)	(41,524,891)
Class IS	(745)	(9,665)	(4,001)	(52,228)

		(12,122,519)		(41,577,119)

Net decrease in net assets resulting
from capital share transactions		(2,442,605)		(5,127,513)

Total decrease in net assets		(2,231,532)		(5,634,790)
Net assets
Beginning of period		18,074,290		23,709,080

End of period		$ 15,842,758		$18,074,290

Undistributed (overdistributed) net
investment income		$ 2,420		$(269)

(a) On May 6, 2004, all shares in Class IS were redeemed and the Fund no longer offers Class IS shares.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Core Bond Portfolio (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended.

The Fund offers Institutional ("Class I") shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

On May 6, 2004, all shares in Class IS were redeemed and the Fund no longer offers Class IS shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. For reimbursements made after January 1, 2003, EIMC may recoup any amounts reimbursed up to a period of three years following the end of the fiscal year in which the reimbursements were made. As of October 31, 2004 the Fund had $27,000 in expense reimbursements subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$22,565,905	$2,327,687	$23,860,959	$2,391,559

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $16,316,268. The gross unrealized appreciation and depreciation on securities based on tax cost was $510,726 and $44,321, respectively, with a net unrealized appreciation of $466,405.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2004, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2004, the Fund had no borrowings under this agreement.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

10. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT DISTRIBUTIONS

On November 16, 2004, the Fund declared distributions from long-term capital gains to shareholder of record on November 15, 2004. The per share amount payable on November 17, 2004 for Class I shareholders was $0.09 per share.

This distribution is not reflected in the accompanying financial statements.

20

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21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

571811 12/2004

Evergreen Select High Yield Bond Fund

Evergreen

SELECT HIGH YIELD BOND FUND

Semiannual Report
as of October 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Select High Yield Bond Fund, which covers the six-month period ended October 31, 2004.

Our fixed income portfolio teams entered the investment period with a major decision to make regarding the magnitude of potential changes in monetary policy. Since the Federal Reserve had kept its target for the benchmark federal funds rate at a 46-year low of 1% for more than nine months, most investors agreed that rates were headed higher. The key was by how much, and what impact that would have on the level of market interest rates. Considering that the federal funds rate was significantly below that of inflation, we determined that the Federal Reserve would be true to its word, and enact a "measured" removal of policy accommodation.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

1

LETTER TO SHAREHOLDERS continued

The bond market quickly sent investors a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation sent market yields dramatically higher last spring. In addition to the improvement in employment, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, other factors emerged to drive yields higher during the first part of the investment period. Indeed, interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably to the prospects of only slightly higher interest rates. Monetary policy officials were also making the rounds in speeches reiterating their intentions to remain "measured" in the removal of policy accommodation. In addition, economic data began to moderate. The pace of job growth slowed and the inflation fears of June had dissipated by September. Despite higher oil prices, inflation reports were becoming less threatening, suggesting that oil would ultimately prove a drag on growth, rather than ignite inflation.

Other factors served to reward a variety of fixed income categories in recent months. For example, the uncertain geopolitical environment and the weaker dollar resulted in higher domestic and international demand for the perceived safety of U.S. government bonds, and the yield on the 10-year Treasury hovered around 4% at the close of the third quarter, despite the likelihood of higher federal deficits. Mortgages also benefited from the reduced prepayment risk in their portfolios, and high yield bonds continued to attract attention given

2

LETTER TO SHAREHOLDERS continued

their income potential and the low default risk. Solid corporate balance sheets and earnings potential enabled many investment grade corporate bonds to also strengthen as the investment period progressed. Indeed, despite the rate hikes from the Federal Reserve, prices firmed for a variety of asset classes within the fixed income market during the latter half of the investment period.

In this environment, we continue to recommend diversified fixed income strategies for long-term investment portfolios.

Please visit our Web site,
EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Richard M. Cryan

High Yield Bond Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1999

	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Nasdaq symbol	EHYIX	EHYSX

6-month return	5.53%	5.39%

Average annual return

1-year	10.06%	9.79%

Since portfolio inception	7.63%	7.36%

Past performance is no guarantee of future results. The performance quoted represents performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes reinvestment of income dividends and capital gain distributions. Performance shown does not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Select High Yield Bond Fund Class I shares, versus a similar investment in the Merrill Lynch High Yield Master Index1 (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class I	$ 1,000.00	$ 1,055.27	$ 3.42
Class IS	$ 1,000.00	$ 1,053.95	$ 4.71
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,021.88	$ 3.36
Class IS	$ 1,000.00	$ 1,020.62	$ 4.63

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.66% for Class I and 0.91% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six MonthsEnded	Year Ended April 30,			Year EndedSeptember 30,
	October 31, 2004
CLASS I	(unaudited)	2004 [1]	2003 [1]	2002 [2]	2001 [1]	2000 [3]

Net asset value, beginning of period	$9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57	$ 10.00

Income from investment operations
Net investment income	0.32	0.69	0.69	0.43	0.79	0.71
Net realized and unrealized gains or losses on securities	0.19	0.17	(0.01)	0.49	(0.64)	(0.44)

Total from investment operations	0.51	0.86	0.68	0.92	0.15	0.27

Distributions to shareholders from
Net investment income	(0.32)	(0.69)	(0.69)	(0.43)	(0.85)	(0.70)

Net asset value, end of period	$9.71	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57

Total return	5.53%	9.47%	7.78%	10.48%	1.51%	2.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$612,867	$597,678	$372,881	$175,741	$152,633	$72,204
Ratios to average net assets
Expenses [4]	0.66% [5]	0.67%	0.67%	0.68% [5]	0.63%	0.61% [5]
Net investment income	6.80% [5]	7.26%	7.66%	7.95% [5]	8.52%	8.98% [5]
Portfolio turnover rate	23%	65%	37%	48%	79%	48%

[1] Net investment income per share is based on average shares outsta nding during the period.
[2] For the seven months ended April 30, 2002. The Fund changed it s fiscal year end from September 30 to April 30, effective April 30, 2002.
[3] For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,			Year EndedSeptember 30,
	October 31, 2004
CLASS IS	(unaudited)	2004	2003 [1]	2002 [2]	2001 [1]	2000 [3]

Net asset value, beginning of period	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$9.57	$10.00

Income from investment operations
Net investment income	0.31	0.67	0.66	0.41	0.78	0.71
Net realized and unrealized gains or losses on securities	0.19	0.16	0	0.49	(0.65)	(0.47)

Total from investment operations	0.50	0.83	0.66	0.90	0.13	0.24

Distributions to shareholders from
Net investment income	(0.31)	(0.66)	(0.67)	(0.41)	(0.83)	(0.67)

Net asset value, end of period	$ 9.71	$ 9.52	$ 9.35	$ 9.36	$8.87	$ 9.57

Total return	5.39%	9.20%	7.51%	10.33%	1.25%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,364	$5,781	$1,020	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses [4]	0.91% [5]	0.92%	0.92%	0.94% [5]	0.81%	0.56% [5]
Net investment income	6.63% [5]	6.98%	7.22%	7.70% [5]	8.40%	8.89% [5]
Portfolio turnover rate	23%	65%	37%	48%	79%	48%

[1] Net investment income per share is based on average shares outstanding during the period.

[2] For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.
[3] For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 86.2%
CONSUMER DISCRETIONARY 26.6%
Auto Components 2.3%
Dana Corp., 9.00%, 08/15/2011	$ 4,000,000	$4,780,000
Dura Operating Corp.:
9.00%, 05/01/2009	871,000	838,338
Ser. B, 8.625%, 04/15/2012	5,260,000	5,450,675
HLI Operating, Inc., 10.50%, 06/15/2010	2,197,000	2,350,790
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013	905,000	1,058,850

		14,478,653

Hotels, Restaurants & Leisure 7.9%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,000,000	5,725,000
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	6,250,000	7,015,625
Isle Capri Casinos, Inc., 7.00%, 03/01/2014	6,100,000	6,344,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,250,000	7,218,750
La Quinta Properties, Inc., 7.00%, 08/15/2012 144A	1,900,000	2,049,625
MTR Gaming Group, Inc., 9.75%, 04/01/2010	4,846,000	5,257,910
Seneca Gaming Corp., 7.25%, 05/01/2012	4,365,000	4,626,900
Town Sports International, Inc., 9.625%, 04/15/2011	3,500,000	3,710,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	6,125,000	7,066,719

		49,014,529

Household Durables 3.1%
Meritage Corp., 9.75%, 06/01/2011	2,200,000	2,464,000
Schuler Homes, Inc., 10.50%, 07/15/2011	3,400,000	3,927,000
Standard Pacific Corp., 7.75%, 03/15/2013	6,250,000	6,843,750
WCI Communities, Inc., 9.125%, 05/01/2012	5,595,000	6,238,425

		19,473,175

Media 6.4%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,150,000	1,256,375
Dex Media West LLC, 8.50%, 08/15/2010	4,250,000	4,866,250
Emmis Communications Corp., 6.875%, 05/15/2012	2,920,000	3,080,600
Houghton Mifflin Co., 8.25%, 02/01/2011	6,250,000	6,679,687
LIN TV Corp., 6.50%, 05/15/2013	6,250,000	6,468,750
Mediacom LLC:
7.875%, 02/15/2011	1,075,000	1,048,125
9.50%, 01/15/2013	4,090,000	4,028,650
Medianews Group, Inc., 6.375%, 04/01/2014	6,250,000	6,296,875
R.H. Donnelley Fin. Corp., 10.875%, 12/15/2012	4,550,000	5,585,125

		39,310,437

Specialty Retail 6.2%
Central Garden & Pet Co., 9.125%, 02/01/2013	2,500,000	2,787,500
Cole National Group, Inc., 8.875%, 05/15/2012	5,405,000	6,344,119
CSK Auto, Inc., 7.00%, 01/15/2014	5,700,000	5,614,500
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	1,000,000	1,065,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,725,000	3,957,812
Michaels Stores, Inc., 9.25%, 07/01/2009	3,800,000	4,118,250

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	$ 3,050,000	$3,568,500
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	2,390,000	2,611,075
United Auto Group, Inc., 9.625%, 03/15/2012	3,095,000	3,458,663
Warnaco Group, Inc., 8.875%, 06/15/2013	4,345,000	4,877,262

		38,402,681

Textiles, Apparel & Luxury Goods 0.7%
Fruit of the Loom, Inc., 8.875%, 04/15/2006 • (h) +	8,000,000	80,000
Oxford Industries, Inc., 8.875%, 06/01/2011	3,875,000	4,204,375

		4,284,375

CONSUMER STAPLES 6.0%
Food & Staples Retailing 2.5%
Couche-Tard LP, 7.50%, 12/15/2013	1,255,000	1,358,538
Ingles Markets, Inc., 8.875%, 12/01/2011	1,910,000	2,072,350
Rite Aid Corp., 8.125%, 05/01/2010	5,455,000	5,850,487
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	5,800,000	6,336,500

		15,617,875

Food Products 3.1%
B & G Foods Holdings Corp., 8.00%, 10/01/2011	240,000	254,400
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	965,000	993,950
Corn Products Intl., Inc.:
8.25%, 07/15/2007 (h)	3,950,000	4,374,625
8.45%, 08/15/2009 (h)	1,550,000	1,782,500
Del Monte Foods Co., 8.625%, 12/15/2012	4,248,000	4,810,860
Dole Food Co., Inc., 7.25%, 06/15/2010	6,250,000	6,578,125

		18,794,460

Personal Products 0.4%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	2,445,000	2,652,825

ENERGY 7.5%
Energy Equipment & Services 1.7%
Dresser, Inc., 9.375%, 04/15/2011	4,500,000	5,017,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	4,995,000	5,275,969

		10,293,469

Oil & Gas 5.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,720,000	5,074,000
Evergreen Resources, Inc., 5.875%, 03/15/2012	1,340,000	1,386,900
Exco Resources, Inc., 7.25%, 01/15/2011	5,645,000	6,138,937
Ferrellgas LP, 6.75%, 05/01/2014	5,660,000	5,886,400
Forest Oil Corp., 7.75%, 05/01/2014	6,250,000	6,875,000
Frontier Oil Corp., 6.625%, 10/01/2011 144A	5,925,000	6,162,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	3,355,000	3,807,925
Stone Energy Corp., 8.25%, 12/15/2011	615,000	670,350

		36,001,512

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS 7.0%
Diversified Financial Services 0.9%
Arch Western Finance LLC, 6.75%, 07/01/2013	$ 5,400,000	$5,764,500

Insurance 0.7%
Crum & Forster Holding Corp., 10.375%, 06/15/2013	4,250,000	4,568,750

Real Estate 5.4%
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010 REIT	3,299,000	3,777,355
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	4,130,000	4,501,700
FelCor Suites LP, 7.625%, 10/01/2007 REIT	5,000,000	5,337,500
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 REIT	509,000	525,542
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	4,950,000	5,370,750
LNR Property Corp., 7.625%, 07/15/2013	4,180,000	4,681,600
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT	2,205,000	2,271,150
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	6,250,000	6,593,750

		33,059,347

HEALTH CARE 3.1%
Health Care Equipment & Supplies 0.4%
NeighborCare, Inc., 6.875%, 11/15/2013	2,635,000	2,766,750

Health Care Providers & Services 2.7%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	5,225,000	5,394,812
Service Corporation International, 6.75%, 04/01/2016	4,405,000	4,559,175
Triad Hospitals, Inc., 7.00%, 11/15/2013	6,250,000	6,437,500

		16,391,487

INDUSTRIALS 12.5%
Aerospace & Defense 1.3%
Aviall, Inc., 7.625%, 07/01/2011	6,000,000	6,510,000
DRS Technologies, Inc., 6.875%, 11/01/2013	1,525,000	1,608,875

		8,118,875

Commercial Services & Supplies 5.9%
Adesa, Inc., 7.625%, 06/15/2012	4,365,000	4,583,250
Allied Waste North America, Inc., 6.50%, 11/15/2010	6,250,000	6,046,875
Cenveo Corp., 7.875%, 12/01/2013	6,250,000	6,062,500
Geo Group, Inc., 8.25%, 07/15/2013	1,670,000	1,761,850
Manitowoc Co., Inc., 7.125%, 11/01/2013	940,000	1,012,850
Mobile Mini, Inc., 9.50%, 07/01/2013	3,500,000	4,007,500
NationsRent West, Inc., 9.50%, 10/15/2010	6,250,000	6,937,500
Newpark Resource, Inc., 8.625%, 12/15/2007	6,025,000	6,130,437

		36,542,762

Machinery 4.2%
Case New Holland, Inc. 9.25%, 08/01/2011 144A	6,000,000	6,870,000
Cummins, Inc., 9.50%, 12/01/2010	4,000,000	4,610,000
Navistar International Corp., 7.50%, 06/15/2011	4,510,000	4,893,350

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery continued
Terex Corp., 7.375%, 01/15/2014	$ 4,655,000	$5,004,125
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	4,720,000	4,696,400

		26,073,875

Transportation Infrastructure 1.1%
Offshore Logistics, Inc., 6.125%, 06/15/2013	6,250,000	6,500,000

INFORMATION TECHNOLOGY 2.0%
IT Services 2.0%
Iron Mountain, Inc., 6.625%, 01/01/2016	6,250,000	6,250,000
Stratus Technologies, Inc., 10.375%, 12/01/2008	3,450,000	2,949,750
Unisys Corp., 6.875%, 03/15/2010	2,875,000	3,090,625

		12,290,375

MATERIALS 17.8%
Chemicals 8.3%
Airgas, Inc., 9.125%, 10/01/2011	1,890,000	2,135,700
Equistar Chemicals LP, 10.625%, 05/01/2011	4,250,000	4,930,000
Ethyl Corp., 8.875%, 05/01/2010	1,865,000	2,023,525
FMC Corp., 10.25%, 11/01/2009	5,010,000	5,836,650
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	5,050,000	5,858,000
11.625%, 10/15/2010	4,300,000	5,090,125
Lyondell Chemical Co., 9.50%, 12/15/2008	6,250,000	6,843,750
Millennium America, Inc., 9.25%, 06/15/2008	6,250,000	7,000,000
Nalco Co., 7.75%, 11/15/2011	4,510,000	4,904,625
Scotts Co., 6.625%, 11/15/2013	6,000,000	6,360,000

		50,982,375

Containers & Packaging 4.9%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	7,500,000	6,900,000
Graphic Packaging International, Inc., 8.50%, 08/15/2011	5,000,000	5,662,500
Jefferson Smurfit Group, 7.50%, 06/01/2013	2,000,000	2,190,000
Norampac, Inc., 6.75%, 06/01/2013	1,995,000	2,114,700
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	6,000,000	6,615,000
Stone Container Corp., 9.75%, 02/01/2011	6,070,000	6,798,400

		30,280,600

Metals & Mining 3.3%
Century Aluminum Co., 7.50%, 08/15/2014 144A	1,725,000	1,837,125
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	2,525,000	2,711,219
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	3,125,000	3,484,375
Peabody Energy Corp.:
5.875%, 04/15/2016	3,350,000	3,433,750
6.875%, 03/15/2013	3,120,000	3,439,800
U.S. Steel Corp., 10.75%, 08/01/2008	4,805,000	5,717,950

		20,624,219

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 1.3%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	$ 730,000	$765,630
Buckeye Technologies, Inc., 8.50%, 10/01/2013	2,970,000	3,296,700
Georgia Pacific Corp., 8.125%, 05/15/2011	3,500,000	4,103,750

		8,166,080

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.6%
Insight Midwest LP, 10.50%, 11/01/2010	6,250,000	6,953,124
Qwest Corp., 7.875%, 09/01/2011 144A	3,000,000	3,210,000

		10,163,124

Wireless Telecommunication Services 0.9%
Nextel Communications, Inc., 5.95%, 03/15/2014	4,825,000	4,957,688
Rural Cellular Corp., 8.25%, 03/15/2012 144A	600,000	633,000

		5,590,688

UTILITIES 1.2%
Multi-Utilities & Unregulated Power 1.2%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	2,150,000	2,378,438
Reliant Resources, Inc., 9.50%, 07/15/2013	4,525,000	5,113,250

		7,491,688

Total Corporate Bonds (cost $505,766,554)		533,699,486

YANKEE OBLIGATIONS-CORPORATE 3.3%
HEALTH CARE 0.8%
Pharmaceuticals 0.8%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	4,750,000	4,868,750

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.5%
Celestica, Inc., 7.875%, 07/01/2011	2,930,000	3,149,750

MATERIALS 0.6%
Paper & Forest Products 0.6%
Millar Western Forest Products, 7.75%, 11/15/2013	3,715,000	3,984,338

TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Rogers Cantel, Inc., 9.75%, 06/01/2016	2,850,000	3,291,750
Rogers Wireless, Inc., 6.375%, 03/01/2014	5,450,000	5,232,000

		8,523,750

Total Yankee Obligations-Corporate (cost $20,125,603)		20,526,588

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 8.4%
MUTUAL FUND SHARES 8.4%
Evergreen Institutional Money Market Fund ø (cost $51,741,487)	51,741,487	$51,741,487

Total Investments (cost $577,633,644) 97.9%		605,967,561
Other Assets and Liabilities 2.1%		13,263,750

Net Assets 100.0%		$619,231,311

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under the guidelines established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

REIT Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of October 31, 2004:

BBB	1.1%
BB	32.6%
B	65.2%
Less than CCC	1.1%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004:

1 to 3 year(s)	2.8%
3 to 5 years	13.1%
5 to 10 years	73.6%
10 to 20 years	9.2%
20 to 30 years	1.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $577,633,644)	$605,967,561
Receivable for Fund shares sold	1,759,136
Interest receivable	13,518,162
Prepaid expenses and other assets	186,242

Total assets	621,431,101

Liabilities
Dividends payable	1,702,269
Payable for securities purchased	358,554
Payable for Fund shares redeemed	63,904
Advisory fee payable	25,251
Distribution Plan expenses payable	130
Due to other related parties	6,003
Accrued expenses and other liabilities	43,679

Total liabilities	2,199,790

Net assets	$619,231,311

Net assets represented by
Paid-in capital	$650,563,609
Overdistributed net investment income	(885,269)
Accumulated net realized losses on securities	(58,780,946)
Net unrealized gains on securities	28,333,917

Total net assets	$619,231,311

Net assets consists of
Class I	$612,867,365
Class IS	6,363,946

Total net assets	$619,231,311

Shares outstanding
Class I	63,104,239
Class IS	655,267

Net asset value per share
Class I	$9.71
Class IS	$9.71

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2004 (unaudited)

Investment income
Interest	$21,695,952

Expenses
Advisory fee	1,454,063
Distribution Plan expenses	7,364
Administrative services fee	290,802
Transfer agent fees	18,424
Trustees' fees and expenses	21,885
Printing and postage expenses	14,799
Custodian and accounting fees	78,248
Registration and filing fees	15,539
Professional fees	12,229
Other	2,009

Total expenses	1,915,362
Less: Expense reductions	(2,897)

Net expenses	1,912,465

Net investment income	19,783,487

Net realized and unrealized gains or losses on securities
Net realized gains on securities	6,063,576
Net change in unrealized gains or losses on securities	5,956,479

Net realized and unrealized gains or losses on securities	12,020,055

Net increase in net assets resulting from operations	$31,803,542

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2004		Year Ended
	(unaudited)		April 30, 2004

Operations
Net investment income		$ 19,783,487		$ 41,828,719
Net realized gains on securities		6,063,576		7,605,826
Net change in unrealized gains or
losses on securities		5,956,479		2,970,740

Net increase in net assets resulting
from operations		31,803,542		52,405,285

Distributions to shareholders from
Net investment income
Class I		(19,539,106)		(41,463,117)
Class IS		(194,256)		(323,548)

Total distributions to shareholders		(19,733,362)		(41,786,665)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	11,214,954	105,774,452	22,331,491	210,788,975
Class IS	353,701	3,355,932	349,515	3,303,561

		109,130,384		214,092,536

Net asset value of shares issued in
reinvestment of distributions
Class I	956,809	9,079,563	1,985,868	18,764,765
Class IS	12,480	118,449	21,805	206,628

		9,198,012		18,971,393

Payment for shares redeemed
Class I	(11,871,691)	(111,623,619)	(22,809,327)	(216,128,699)
Class IS	(318,340)	(3,001,790)	(277,910)	(2,641,272)

		(114,625,409)		(218,769,971)

Net asset value of shares issued in
acquisition
Class I	0	0	21,406,249	200,845,891
Class IS	0	0	404,909	3,799,095

		0		204,644,986

Net increase in net assets resulting
from capital share transactions		3,702,987		218,938,944

Total increase in net assets		15,773,167		229,557,564
Net assets
Beginning of period		603,458,144		373,900,580

End of period		$ 619,231,311		$ 603,458,144

Overdistributed net investment income		$ (885,269)		$ (935,394)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Select High Yield Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") and Institutional Service ("Class IS") shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit High Yield Bond Fund in a tax-free exchange for Class I and Class IS shares of the Fund. Shares were issued to Class I and Class IS shares of Evergreen Offit High Yield Bond Fund at an exchange ratio of 0.71 and 0.71 for Class I and Class IS shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $5,041,345. The aggregate net assets of the Fund and Evergreen Offit High Yield Bond Fund immediately prior to the acquisition were $415,130,316 and $204,644,986, respectively. The aggregate net assets of the Fund immediately after the acquisition were $619,775,302.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $129,369,153 and $131,825,363, respectively, for the six months ended October 31, 2004.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $577,718,109. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,409,007 and $8,159,555, respectively, with a net unrealized appreciation of $28,249,452.

As of April 30, 2004, the Fund had $64,771,709 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010	2011

$10,376,199	$18,613,706	$9,106,702	$10,789,653	$14,667,725	$1,217,724

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

564357 rv2 12/2004

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564357 rv2 12/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 12/29/2004